Operating Expenses Before Credit Impairment Losses, Provisions and Charges - Summary of Amount of Bonus Awarded to Employees (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of amount of bonus awarded to employees [line items]
Cash award – not deferred	£ 79	£ 131
Cash award - deferred	20	27
Shares award – not deferred	3	10
Share award - deferred	19	26
Total discretionary bonus	121	194
Expenses charged in the year
Disclosure of amount of bonus awarded to employees [line items]
Cash award – not deferred	79	131
Cash award - deferred	9	10
Shares award – not deferred	3	10
Share award - deferred	8	9
Total discretionary bonus	99	160
Expenses deferred to future periods
Disclosure of amount of bonus awarded to employees [line items]
Cash award – not deferred	0	0
Cash award - deferred	11	17
Shares award – not deferred	0	0
Share award - deferred	11	17
Total discretionary bonus	£ 22	£ 34